Warrant Liability - Additional Information (Detail) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) £ / Warrant £ / shares shares	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jun. 30, 2020 £ / shares shares	Dec. 31, 2019 GBP (£)
Disclosure of classes of share capital [line items]
Percentage of ordinary share capital	25.00%	48.00%
Warrant liability | £	£ 8,336	£ 50,775				£ 131
Exercise price per warrants | £ / shares	£ 0.348
fair value of the warrant liability | £	£ 8,000	£ 49,900
Number of warrants exercised during period	14,954,491
Private placement [Member]
Disclosure of classes of share capital [line items]
Warrants issued					161,048,366
Fair Value Adjustments Of Warrants | £	£ 39,500
Exercise price per warrants | £ / shares					£ 0.348
Number of warrants exercised during period	15,414,626	690,205
Bank loan [member]
Disclosure of classes of share capital [line items]
Warrant liability | £	£ 300	£ 800
Bank loan [member] | Ordinary shares [member] | Warrants Subscribed [Member]
Disclosure of classes of share capital [line items]
Exercise price per warrants | £ / shares	£ 2.95	£ 2.95
Class of warrant number of securities called by warrants	1,243,908	1,243,908
Bank loan [member] | Ordinary shares [member] | Two Thousand And Twenty Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price per warrants | $ / shares			$ 0.4144	$ 0.4144
Class of warrant number of securities called by warrants	1,243,908	1,243,908
Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	147,431,351	162,845,977
Number of warrants exercised | £ / Warrant	0